Schedules of Investments

March 31, 2025 (Unaudited)

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.33%
Australia - 0.78%
Rio Tinto Ltd.	15,938	$1,156,462
Sonic Healthcare Ltd.	75,694	1,229,037
		2,385,499

Brazil - 1.88%
Petroleo Brasileiro SA	801,430	5,752,538

Canada - 2.56%
Enbridge, Inc.	101,793	4,505,192
Power Corp. of Canada	94,383	3,337,067
		7,842,259

China - 4.03%
Midea Group Co., Ltd.(a)	529,100	5,364,155
Zijin Mining Group Co. Ltd.	3,060,358	6,983,418
		12,347,573

Finland - 0.44%
UPM-Kymmene Oyj	49,811	1,336,349

France - 13.20%
BNP Paribas	118,034	9,865,236
Compagnie de Saint-Gobain SA	91,740	9,138,877
Compagnie Generale des Etablissements Michelin	119,183	4,188,886
Pernod Ricard SA	2,210	218,332
Sanofi	74,813	8,283,461
TotalEnergies SE - Sponsored ADR	59,092	3,822,661
Veolia Environnement	144,495	4,969,461
		40,486,914

Germany - 12.38%
Deutsche Post AG	145,240	6,235,650
Deutsche Telekom AG	252,470	9,321,217
Mercedes-Benz Group AG	17,625	1,041,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,947	11,337,530
Siemens AG	43,363	10,014,554
		37,950,093

Ireland - 1.83%
AIB Group PLC	572,482	3,697,794
Smurfit WestRock PLC	42,680	1,923,161
		5,620,955

	Shares	Value (Note 2)
Italy - 6.36%
Enel SpA	1,027,543	$8,329,808
UniCredit SpA	198,782	11,158,095
		19,487,903

Japan - 9.15%
Komatsu Ltd.	102,243	2,993,995
MS&AD Insurance Group Holdings, Inc.	301,073	6,547,689
Nippon Telegraph and Telephone Corp.	1,118,474	1,080,974
SoftBank Corp.	6,813,715	9,504,964
Tokio Marine Holdings, Inc.	187,925	7,310,815
Toyota Motor Corp.	35,837	633,501
		28,071,938

Mexico - 3.52%
Coca-Cola FEMSA, SAB de CV	683,981	6,276,803
Prologis Property Mexico, SA de CV	1,403,203	4,505,581
		10,782,384

Netherlands - 3.50%
NN Group NV	193,120	10,746,344

Norway - 2.48%
DNB Bank ASA	289,240	7,610,681

Singapore - 3.09%
CapitaLand Ascendas REIT	72,009	142,279
United Overseas Bank Ltd.	331,141	9,343,643
		9,485,922

South Korea - 1.36%
Samsung Electronics Co., Ltd.	129,177	4,181,121

Spain - 3.87%
Iberdrola Sociedad Anonima	734,682	11,863,743

Sweden - 2.57%
Svenska Handelsbanken AB	248,058	2,803,431
Aktiebolaget Volvo	172,866	5,071,605
		7,875,036

See Notes to Schedules of Investments

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

	Shares	Value (Note 2)
Switzerland - 11.71%
Julius Baer Group Ltd.	85,141	$5,901,636
Nestle SA	50,617	5,115,183
Novartis AG - ADR	97,230	10,839,201
Roche Holding AG	13,760	4,528,796
Zurich Insurance Group Ltd.	13,630	9,513,851
		35,898,667

Taiwan - 0.56%
Ase Technology Holding Co., Ltd.	323,954	1,423,687
Quanta Computer, Inc.	43,853	305,114
		1,728,801

United Kingdom - 13.06%
3i Group PLC	125,291	5,891,289
BAE Systems PLC	452,385	9,134,825
British American Tobacco PLC - Sponsored ADR	184,863	7,647,782
Coca-Cola Europacific Partners PLC	69,283	6,029,700
Diageo PLC	23,329	609,651
Shell PLC	180,082	6,555,074
Taylor Wimpey PLC	1,020	1,433
Tesco PLC	969,783	4,172,303
		40,042,057
TOTAL COMMON STOCKS (Cost $224,499,958)		301,496,777

TOTAL INVESTMENTS - 98.33% (Cost $224,499,958)		$301,496,777

Other Assets in Excess of Liabilities- 1.67%		5,118,842

NET ASSETS - 100.00%		$306,615,619

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.95%
Banking - 9.22%
Bank of America Corp.	415,414	$17,335,226
Citigroup, Inc.	215,318	15,285,425
JPMorgan Chase & Co.	71,685	17,584,330
Truist Financial Corp.	290,239	11,943,335
		62,148,316

Consumer Staple Products - 10.81%
Altria Group, Inc.	212,691	12,765,714
Diageo PLC - Sponsored ADR	82,828	8,679,546
Kenvue, Inc.	572,151	13,720,181
Philip Morris International, Inc.	116,452	18,484,426
Unilever PLC - Sponsored ADR	322,091	19,180,519
		72,830,386

Financial Services - 2.44%
Morgan Stanley	140,883	16,436,820

Health Care - 12.89%
Johnson & Johnson	136,999	22,719,914
Medtronic PLC	207,131	18,612,792
Merck & Co., Inc.	168,139	15,092,156
Novartis AG - ADR	156,329	17,427,557
Pfizer, Inc.	515,464	13,061,858
		86,914,277

Industrial Products - 10.87%
General Dynamics Corp.	64,388	17,550,881
Johnson Controls International PLC	194,228	15,559,605
RTX Corp.	166,645	22,073,797
Siemens AG - Sponsored ADR	156,474	18,053,970
		73,238,253

Industrial Services - 1.63%
United Parcel Service, Inc., Class B	99,851	10,982,612

Insurance - 6.03%
Chubb Ltd.	69,996	21,138,092
Travelers Cos., Inc.	73,883	19,539,098
		40,677,190

Materials - 1.99%
Dow, Inc.	383,311	13,385,220

	Shares	Value (Note 2)
Media - 4.04%
Comcast Corp., Class A	492,154	$18,160,483
Omnicom Group, Inc.	109,273	9,059,824
		27,220,307

Oil & Gas - 7.95%
Chevron Corp.	101,909	17,048,356
ConocoPhillips	174,731	18,350,250
Exxon Mobil Corp.	153,184	18,218,173
		53,616,779

Real Estate - 6.49%
Crown Castle, Inc.	136,101	14,185,807
Healthpeak Properties, Inc.	663,700	13,420,014
VICI Properties, Inc.	494,145	16,119,010
		43,724,831

Retail & Wholesale - Discretionary - 4.57%
Genuine Parts Co.	119,449	14,231,154
Lowe's Cos., Inc.	71,186	16,602,711
		30,833,865

Retail & Wholesale - Staples - 1.73%
Target Corp.	111,713	11,658,369

Software & Tech Services - 2.01%
Microsoft Corp.	36,057	13,535,437

Tech Hardware & Semiconductors - 5.94%
Broadcom, Inc.	73,778	12,352,650
Cisco Systems, Inc.	311,418	19,217,605
QUALCOMM, Inc.	55,133	8,468,980
		40,039,235

Telecommunications - 4.47%
AT&T, Inc.	734,844	20,781,388
BCE, Inc.	407,137	9,347,866
		30,129,254

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

	Shares	Value (Note 2)

Utilities - 5.87%
Duke Energy Corp.	164,451	$20,058,089
NextEra Energy, Inc.	274,862	19,484,967
		39,543,056

TOTAL COMMON STOCKS (Cost $350,590,541)		666,914,207

TOTAL INVESTMENTS - 98.95% (Cost $350,590,541)		$666,914,207

Other Assets in Excess of Liabilities- 1.05%		7,108,437

NET ASSETS - 100.00%		$674,022,644

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 96.94%
Banking - 26.58%
Ameris Bancorp	6,877	$395,909
Enterprise Financial Services Corp.	7,452	400,470
First Horizon Corp.	29,125	565,608
First Interstate BancSystem, Inc.	6,569	188,202
Simmons First National Corp., Class A	16,808	345,068
SouthState Corp.	3,383	314,010
WesBanco, Inc.	14,900	461,304
		2,670,571

Consumer Discretionary Products - 14.47%
Carter's, Inc.	1,576	64,458
Crocs, Inc.(a)	2,995	318,069
M/I Homes, Inc.(a)	2,430	277,457
Malibu Boats, Inc., Class A(a)	9,415	288,852
MasterBrand, Inc.(a)	27,141	354,462
Under Armour, Inc., Class C(a)	25,226	150,095
		1,453,393

Consumer Discretionary Services - 4.82%
Denny's Corp.(a)	46,380	170,215
Marriott Vacations Worldwide Corp.	4,885	313,812
		484,027

Financial Services - 13.93%
LendingTree, Inc.(a)	14,886	748,319
LoanDepot, Inc.(a)	258,000	307,020
PennyMac Financial Services, Inc.	3,433	343,678
		1,399,017

Industrial Services - 6.62%
Great Lakes Dredge & Dock Corp.(a)	39,150	340,605
Korn Ferry	4,783	324,431
		665,036

Materials - 1.28%
Huntsman Corp.	8,150	128,689

Oil & Gas - 10.03%
Civitas Resources, Inc.	2,725	95,075
Coterra Energy, Inc.	7,400	213,860
Helmerich & Payne, Inc.	3,285	85,804
Select Water Solutions, Inc.	19,575	205,537
Sitio Royalties Corp., Class A	6,825	135,613
Viper Energy, Inc.	6,030	272,255
		1,008,144

	Shares	Value (Note 2)
Real Estate - 14.69%
Cousins Properties, Inc.	19,405	$572,447
Douglas Elliman, Inc.(a)	294,196	506,017
Highwoods Properties, Inc.	13,415	397,621
		1,476,085

Software & Tech Services - 2.32%
Unisys Corp.(a)	50,880	233,539

Utilities - 2.20%
Portland General Electric Co.	4,955	220,993

TOTAL COMMON STOCKS (Cost $8,845,521)		9,739,494

EXCHANGE-TRADED FUNDS - 2.81%
iShares Russell 2000 Value ETF	1,873	282,786

TOTAL EXCHANGE-TRADED FUNDS (Cost $314,002)		282,786

TOTAL INVESTMENTS - 99.75% (Cost $9,159,523)		$10,022,280

Other Assets in Excess of Liabilities - 0.25%		24,723

NET ASSETS - 100.00%		$10,047,003

(a)	Non-income producing security.

See Notes to Schedules of Investments

Cullen Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.21%
Banking - 12.36%
Bank of America Corp.	15,380	$641,807
Citigroup, Inc.	12,716	902,709
JPMorgan Chase & Co.	4,363	1,070,244
Truist Financial Corp.	6,587	271,055
		2,885,815

Consumer Discretionary Products - 2.81%
BorgWarner, Inc.	9,045	259,139
Mercedes-Benz Group AG - ADR	27,200	397,936
		657,075

Consumer Staple Products - 7.34%
Kenvue, Inc.	16,687	400,154
Mondelez International, Inc.	8,495	576,386
Unilever PLC - Sponsored ADR	12,393	738,003
		1,714,543

Financial Services - 5.83%
American Express Co.	1,759	473,259
Morgan Stanley	7,604	887,159
		1,360,418

Health Care - 14.23%
Bristol-Myers Squibb Co.	6,960	424,491
Cigna Group	2,202	724,458
Johnson & Johnson	3,988	661,370
Medtronic PLC	7,005	629,469
Merck & Co., Inc.	5,697	511,363
Pfizer, Inc.	14,674	371,839
		3,322,990

Industrial Products - 14.08%
Boeing Co.(a)	2,417	412,219
General Dynamics Corp.	2,325	633,748
Johnson Controls International PLC	6,950	556,765
RTX Corp.	6,897	913,577
Sensata Technologies Holding PLC	6,100	148,047
Siemens AG - Sponsored ADR	5,400	623,052
		3,287,408

Industrial Services - 1.57%
Canadian National Railway Co.	3,774	367,814

	Shares	Value (Note 2)
Insurance - 7.60%
Allstate Corp.	4,396	$910,280
Chubb Ltd.	2,860	863,691
		1,773,971

Materials - 4.42%
Axalta Coating Systems Ltd.(a)	14,400	477,648
Packaging Corp. of America	2,800	554,456
		1,032,104

Media - 4.19%
Comcast Corp., Class A	13,747	507,264
Walt Disney Co.	4,773	471,095
		978,359

Oil & Gas - 5.42%
Chevron Corp.	4,044	676,521
ConocoPhillips	5,621	590,317
		1,266,838

Retail & Wholesale - Discretionary - 3.14%
Lowe's Cos., Inc.	3,145	733,508

Retail & Wholesale - Staples - 0.93%
Archer-Daniels-Midland Co.	4,507	216,381

Software & Tech Services - 2.75%
Oracle Corp.	4,587	641,309

Tech Hardware & Semiconductors - 8.49%
Applied Materials, Inc.	4,157	603,264
Arrow Electronics, Inc.(a)	5,622	583,732
Cisco Systems, Inc.	12,901	796,121
		1,983,117

Telecommunications - 2.27%
Verizon Communications, Inc.	11,700	530,712

See Notes to Schedules of Investments

Cullen Value Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

	Shares	Value (Note 2)
Utilities - 1.78%
Sempra	5,810	$414,602

TOTAL COMMON STOCKS (Cost $13,718,129)		23,166,964

TOTAL INVESTMENTS - 99.21% (Cost $13,718,129)		$23,166,964

Other Assets in Excess of Liabilities - 0.79%		184,449

NET ASSETS - 100.00%		$23,351,413

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 90.52%
Brazil - 3.38%
Petroleo Brasileiro SA	4,285,839	$30,763,078
SLC Agricola SA	752,989	2,464,901
		33,227,979

Canada - 0.91%
Lundin Mining Corp.	1,103,675	8,942,601

China - 26.41%
Alibaba Group Holding Ltd.	2,686,800	44,455,744
BYD Co. Ltd.	578,876	29,312,271
China Construction Bank Corp.	45,792,885	40,580,030
Midea Group Co., Ltd.(a)	3,009,200	30,508,062
PetroChina Co., Ltd.	17,391,000	14,099,893
Tencent Holdings Ltd.	674,192	43,078,141
Trip.com Group Ltd.	283,276	18,006,957
Zijin Mining Group Co. Ltd.	17,232,896	39,323,671
		259,364,769

Greece - 8.49%
Eurobank Ergasias Services and Holdings SA	10,878,457	29,222,433
Mytilineos SA	595,905	26,262,132
OPAP SA	1,405,510	27,921,771
		83,406,336

Hong Kong - 1.32%
AIA Group Ltd.	1,707,800	12,927,830
Xinyi Glass Holdings Ltd.	1,000	989
		12,928,819

India - 11.07%
CapitaLand India Trust	680,200	487,694
Embassy Office Parks REIT	2,740,800	11,700,722
ICICI Bank Ltd. - Sponsored ADR	1,016,333	32,034,816
NHPC Ltd.	10,125,600	9,665,554
Oil and Natural Gas Corp. Ltd.	3,782,295	10,869,664
Power Grid Corp. of India Ltd.	4,373,580	14,800,887
PowerGrid Infrastructure Investment Trust(b)(c)	127,924	113,732
REC Ltd.	3,461,853	17,256,854
State Bank of India	1,211,707	10,894,104
Tata Steel Ltd.	512,433	915,412
		108,739,439

Indonesia - 0.40%
Bank Rakyat Indonesia Persero Tbk PT	16,103,417	3,892,711

	Shares	Value (Note 2)
Kazakhstan - 0.33%
Kaspi.KZ JSC - Sponsored ADR	34,730	$3,224,680

Malaysia - 2.27%
CIMB Group Holdings Bhd	5,183,000	8,212,061
Tenaga Nasional Bhd	4,646,000	14,033,749
		22,245,810

Mexico - 6.68%
Arca Continental, SAB de CV	1,408,936	14,732,743
Coca-Cola FEMSA, SAB de CV	1,900,676	17,442,251
Grupo Financiero Banorte, SAB de CV	1,433,637	9,953,390
Prologis Property Mexico, SA de CV	7,323,648	23,515,693
		65,644,077

Nigeria - 0.19%
Airtel Africa PLC(b)(c)	889,002	1,914,126

Panama - 0.40%
Copa Holdings, SA, Class A	42,075	3,890,255

Philippines - 1.52%
International Container Terminal Services, Inc.	2,410,430	14,953,301

Poland - 3.55%
Powszechna Kasa Oszczednosci Bank Polski SA	1,786,000	34,872,553

Saudi Arabia - 0.04%
Saudi Arabian Oil Co.(b)(c)	58,000	413,179

South Africa - 0.85%
Anglo American PLC	297,020	8,325,026

South Korea - 4.49%
Hyundai Motor Co.	6,629	895,379
KB Financial Group, Inc.	29,655	1,607,412
KT&G Corp.	205,778	14,153,767
Macquarie Korea Infrastructure Fund	469,989	3,471,632
Samsung Electronics Co., Ltd.	604,868	23,980,278
		44,108,468

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 7.20%
Ase Technology Holding Co., Ltd.	2,834,257	$12,455,770
Hon Hai Precision Industry Co., Ltd.	1,180,600	5,325,438
MediaTek, Inc.	245,305	10,572,757
Quanta Computer, Inc.	1,156,447	8,046,153
SINBON Electronics Co. Ltd.	6,838	53,248
Sunonwealth Electric Machine Industry Co. Ltd.	4,261,329	11,433,308
Taiwan Semiconductor Manufacturing Co., Ltd.	148,000	4,168,123
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	89,000	14,774,000
Wiwynn Corp.	75,801	3,838,533
		70,667,330

Turkey - 0.74%
Koc Holding AS	1,676,600	7,235,007

United Arab Emirates - 8.42%
Air Arabia PJSC	8,532,875	7,184,225
Aldar Properties PJSC	13,713,800	31,317,779
Emaar Development PJSC	2,108,960	7,001,587
Emaar Properties PJSC	5,612,900	20,327,280
Emirates NBD Bank PJSC	2,632,800	14,479,325
TECOM Group PJSC	2,839,308	2,388,637
		82,698,833
United States Of America - 1.21%
Laureate Education, Inc.(a)	578,688	11,834,170

Vietnam - 0.65%
Gemadept Corp.	1,168,000	2,635,219
Ho Chi minh City Securities Corp.	3,114,700	3,746,110
		6,381,329

TOTAL COMMON STOCKS (Cost $716,225,397)		888,910,798

PREFERRED STOCKS - 0.00%(d)
Brazil - 0.00%
Itau Unibanco Holding SA	110	606

TOTAL PREFERRED STOCKS (Cost $483)		606

	Shares	Value (Note 2)
PARTICIPATORY NOTES - 2.14%
China - 2.14%
Contemporary Amperex Technology Co., Ltd.	601,590	$20,983,519

TOTAL PARTICIPATORY NOTES (Cost $18,127,454)		20,983,519

TOTAL INVESTMENTS - 92.66% (Cost $734,353,334)		$909,894,923

Other Assets in Excess of Liabilities- 7.34%		72,091,383

NET ASSETS - 100.00%		$981,986,306

(a)	Non-income producing security.
(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of March 31, 2025, these securities had an aggregate value of $2,441,037 or 0.25% of net assets.
(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the aggregate market value of these securities was $2,441,037, representing 0.25% of net assets.
(d)	Less than 0.005%

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.35%
Banking - 12.37%
Bank of America Corp.(a)	103,998	$4,339,837
Citigroup, Inc.(a)	65,200	4,628,548
JPMorgan Chase & Co.	13,213	3,241,149
PNC Financial Services Group, Inc.	18,034	3,169,836
Truist Financial Corp.	114,100	4,695,215
		20,074,585

Consumer Staple Products - 12.58%
Altria Group, Inc.(a)	104,431	6,267,948
Kenvue, Inc.(a)	218,106	5,230,182
Keurig Dr Pepper, Inc.	165,700	5,670,254
Mondelez International, Inc., Class A(a)	48,007	3,257,275
		20,425,659

Health Care - 14.28%
Baxter International, Inc.	145,118	4,967,389
Bristol-Myers Squibb Co.	96,000	5,855,040
Medtronic PLC	74,513	6,695,738
Merck & Co., Inc.	63,161	5,669,332
		23,187,499

Industrial Products - 7.33%
General Dynamics Corp.	11,832	3,225,167
Johnson Controls International PLC(a)	42,623	3,414,528
RTX Corp.(a)	39,666	5,254,158
		11,893,853

Industrial Services - 1.97%
United Parcel Service, Inc., Class B	29,047	3,194,880

Materials - 4.34%
Dow, Inc.	113,337	3,957,728
Rio Tinto PLC - Sponsored ADR	51,257	3,079,521
		7,037,249

Media - 2.51%
Comcast Corp., Class A	110,639	4,082,579

Oil & Gas - 11.40%
Chevron Corp.	37,040	6,196,421
EOG Resources, Inc.	53,900	6,912,136
Exxon Mobil Corp.	45,316	5,389,432
		18,497,989

	Shares	Value (Note 2)
Real Estate - 6.77%
Healthpeak Properties, Inc.	238,236	$4,817,132
VICI Properties, Inc.	189,454	6,179,989
		10,997,121

Retail & Wholesale - Discretionary - 1.78%
Genuine Parts Co.(a)	24,190	2,881,997

Retail & Wholesale - Staples - 2.97%
Sysco Corp.	64,178	4,815,917

Software & Tech Services - 2.60%
International Business Machines Corp.	16,970	4,219,760

Tech Hardware & Semiconductors - 3.91%
Cisco Systems, Inc.	102,981	6,354,958

Telecommunications - 6.57%
BCE, Inc.	214,372	4,921,981
Verizon Communications, Inc.	126,478	5,737,042
		10,659,023

Utilities - 7.97%
Duke Energy Corp.(a)	53,721	6,552,351
PPL Corp.	177,030	6,392,553
		12,944,904

TOTAL COMMON STOCKS (Cost $157,057,387)		161,267,973

TOTAL INVESTMENTS - 99.35% (Cost $157,057,387)		$161,267,973

Other Assets in Excess of Liabilities - 0.65%		1,047,820

NET ASSETS - 100.00%		$162,315,793

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of March 31, 2025.

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2025 (Continued) (Unaudited)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.31%)
Bank of America Corp., Expires April 2025, Exercise Price $45.00	$(2,169,960)	(520)	$(15,600)
Citigroup, Inc., Expires April 2025, Exercise Price $77.50	(2,505,947)	(353)	(13,061)
Duke Energy Corp., Expires April 2025, Exercise Price $120.00	(6,549,789)	(537)	(174,525)
Genuine Parts Co., Expires April 2025, Exercise Price $130.00	(2,871,274)	(241)	(4,338)
Johnson Controls International PLC, Expires April 2025, Exercise Price $87.50	(3,412,686)	(426)	(6,390)
Kenvue, Inc., Expires April 2025, Exercise Price $24.00	(2,616,218)	(1,091)	(55,641)
Mondelez International, Inc., Class A, Expires April 2025, Exercise Price $69.00	(3,256,800)	(480)	(43,200)
Altria Group, Inc., Expires April 2025, Exercise Price $59.00	(6,158,052)	(1,026)	(170,316)
RTX Corp., Expires April 2025, Exercise Price $138.00	(5,245,416)	(396)	(26,136)
TOTAL WRITTEN OPTIONS (Premiums received $369,952)			$(509,207)

See Notes to Schedules of Investments

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 - VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of March 31, 2025, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Continued) (Unaudited)

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Continued) (Unaudited)

The following is a summary of the inputs used as of March 31, 2025 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$–	$2,385,499	$–	$2,385,499
Brazil	5,752,538	–	–	5,752,538
Canada	7,842,259	–	–	7,842,259
China	–	12,347,573	–	12,347,573
Finland	–	1,336,349	–	1,336,349
France	3,822,661	36,664,253	–	40,486,914
Germany	–	37,950,093	–	37,950,093
Ireland	1,923,161	3,697,794	–	5,620,955
Italy	8,329,808	11,158,095	–	19,487,903
Japan	–	28,071,938	–	28,071,938
Mexico	10,782,384	–	–	10,782,384
Netherlands	–	10,746,344	–	10,746,344
Norway	–	7,610,681	–	7,610,681
Singapore	–	9,485,922	–	9,485,922
South Korea	–	4,181,121	–	4,181,121
Spain	–	11,863,743	–	11,863,743
Sweden	–	7,875,036	–	7,875,036
Switzerland	10,839,201	25,059,466	–	35,898,667
Taiwan	–	1,728,801	–	1,728,801
United Kingdom	13,677,482	26,364,575	–	40,042,057
Total	$62,969,494	$238,527,283	$–	$301,496,777

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$666,914,207	$–	$–	$666,914,207
Total	$666,914,207	$–	$–	$666,914,207

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$9,739,494	$–	$–	$9,739,494
Exchange-Traded Funds	282,786	–	–	282,786
Total	$10,022,280	$–	$–	$10,022,280

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$23,166,964	$–	$–	$23,166,964
Total	$23,166,964	$–	$–	$23,166,964

Cullen Funds

NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Continued) (Unaudited)

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Brazil	$33,227,979	$–	$–	$33,227,979
Canada	8,942,601	–	–	8,942,601
China	–	259,364,769	–	259,364,769
Greece	–	83,406,336	–	83,406,336
Hong Kong	–	12,928,819	–	12,928,819
India	32,148,548	76,590,891	–	108,739,439
Indonesia	–	3,892,711	–	3,892,711
Kazakhstan	3,224,680	–	–	3,224,680
Malaysia	–	22,245,810	–	22,245,810
Mexico	65,644,077	–	–	65,644,077
Nigeria	–	1,914,126	–	1,914,126
Panama	3,890,255	–	–	3,890,255
Philippines	14,953,301	–	–	14,953,301
Poland	–	34,872,553	–	34,872,553
Saudi Arabia	–	413,179	–	413,179
South Africa	–	8,325,026	–	8,325,026
South Korea	–	44,108,468	–	44,108,468
Taiwan	14,774,000	55,893,330	–	70,667,330
Turkey	–	7,235,007	–	7,235,007
United Arab Emirates	16,867,962	65,830,871	–	82,698,833
United States Of America	11,834,170	–	–	11,834,170
Vietnam	–	6,381,329	–	6,381,329
Preferred Stocks	606	–	–	606
Participatory Notes(b)	–	20,983,519	–	20,983,519
Total	$205,508,179	$704,386,744	$–	$909,894,923

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$161,267,973	$–	$–	$161,267,973
Total	$161,267,973	$–	$–	$161,267,973
Other Financial Instruments(c)
Written Options	$(509,207)	$–	$–	$(509,207)
Total	$(509,207)	$–	$–	$(509,207)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 - FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.